BORROWINGS - Other long-term borrowings (Details) - CNY (¥)	1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Aug. 31, 2020	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt	¥ 7,983,127,817						¥ 7,983,127,817
JinkoSolar (Sichuan) Co., Ltd. [Member]
Fixed annual return (as a percent)		6.00%
Noncontrolling interest derecognized						¥ 997,222,010
New loan liabilities at fair value		¥ 1,113,842,449
Long-term Debt	1,338,816,904						1,338,816,904
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member]
Noncontrolling interest derecognized							1,164,120,720
New loan liabilities at fair value						1,192,662,544
Long-term Debt	¥ 1,154,421,096						¥ 1,154,421,096
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member] | Minimum [Member]
Fixed annual return (as a percent)	4.75%						4.75%
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member] | Maximum [Member]
Fixed annual return (as a percent)	5.23%						5.23%
Jinko Yiwu [Member]
Fixed annual return (as a percent)			6.00%
Equity interest that will be repurchased (as a percent)			45.00%
Noncontrolling interest derecognized						778,531,455
New loan liabilities at fair value						817,984,401
Long-term Debt	¥ 795,375,501						¥ 795,375,501
Jinko Chuzhou [Member]
Fixed annual return (as a percent)			4.35%
Equity interest that will be repurchased (as a percent)			45.00%
Noncontrolling interest derecognized						858,872,176
New loan liabilities at fair value						¥ 845,754,728
Long-term Debt	833,242,979						833,242,979
Other long term borrowings
Long-term Debt	6,136,961,743						6,136,961,743
Government Background Companies [Member]
Capital injections								¥ 845,780,000
Government Background Companies [Member] | JinkoSolar (Sichuan) Co., Ltd. [Member]
Capital injections	¥ 300,000,000						1,000,000,000
Government Background Companies [Member] | JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member]
Capital injections				¥ 517,000,000	¥ 517,000,000
Government Background Companies [Member] | Jinko Yiwu [Member]
Capital injections							765,000,000
Government Background Companies [Member] | Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Capital injections							¥ 850
Equity interest that will be repurchased (as a percent)		30.00%